Document and Entity Information	12 Months Ended
Mar. 31, 2019
Document and Entity Information
Entity Registrant Name	Alibaba Group Holding Ltd
Entity Central Index Key	0001577552
Document Type	6-K
Document Period End Date	Mar. 31, 2019
Amendment Flag	true
Amendment Description	Exhibit 99.1 to this Form 6-K does not reflect events occurring after the filing of the Company's Annual Report on Form 20-F for the year ended March 31, 2019, as filed with the Securities and Exchange Commission on June 5, 2019, and does not modify or update the disclosures therein in any way, other than to reflect the 1-to-8 subdivision of the registrant's ordinary shares (the "Share Subdivision"), which became effective on July 30, 2019. Simultaneously with the Share Subdivision, the change in the ratio of the registrant's American depositary share ("ADS") to ordinary share (the "ADS Ratio Change") also became effective. Following the ADS Ratio Change, each ADS now represents eight ordinary shares. Previously, each ADS represented one ordinary share.
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY